2x Stellar ETF (Consolidated)
Schedule of Investments
May 31, 2026 (Unaudited)

U.S. TREASURY BILLS - 253.6%	Par		Value
United States Treasury Bills(a)(b) - 3.62%, 06/23/2026	$ 6,500,000		$ 6,485,585
TOTAL U.S. TREASURY BILLS (Cost $6,485,660)			6,485,585

TOTAL INVESTMENTS - 253.6% (Cost $6,485,660)			6,485,585
Money Market Deposit Account(c) - 8.1%			208,286
Liabilities in Excess of Other Assets(e) - (161.7)%		(1.61752)	(4,136,534)
TOTAL NET ASSETS - 100.0%			$ 2,557,337

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of May 31, 2026.
(b)	All or a portion of the fund’s treasury bills has been pledged as collateral in connection with reverse repurchase agreements. As of May 31, 2026, the value pledged was $6,485,585.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2026 was 3.15%.

(d)	Includes cash of $1,011,157 that is pledged as collateral for futures contracts.

2x Stellar ETF (Consolidated)
Schedule of Futures Contracts
May 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Lumens Futures Jun26	85	06/26/2026	$ 5,110,000	$ 1,275,816
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 1,275,816

2x Stellar ETF (Consolidated)
Schedule of Reverse Repurchase Agreements
May 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.22%	05/26/2026	06/02/2026	$ (6,423,338)	$ (6,418,825)
				$ (6,423,338)	$ (6,418,825)

(a)As of May 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $6,485,585 as noted on the Schedule of Investments.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

2x Stellar ETF (Consolidated) (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$ –	$ 6,485,585	$ –	$ 6,485,585
Total Investments	$ –	$ 6,485,585	$ –	$ 6,485,585

Other Financial Instruments:
Futures Contracts *	$ 1,275,816	$ –	$ –	$ 1,275,816
Total Other Financial Instruments	$ 1,275,816	$ –	$ –	$ 1,275,816

Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$ –	$ (6,418,825)	$ –	$ (6,418,825)
Total Other Financial Instruments	$ –	$ (6,418,825)	$ –	$ (6,418,825)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.